August 23, 2005

Ms. Pamela W. Carmody

Division of Corporation Finance

Office of Mergers and Acquisitions

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SPACEHAB, Incorporated

File No. 333-126772

Registration Statement on Form S-4/A, filed August 16, 2005 (“Form S-4”)

Dear Ms Carmody:

SPACEHAB, Incorporated (“SPACEHAB”) submits the following responses to your letter dated August 22, 2005, containing comments from the staff of the Securities and Exchange Commission relating to SPACEHAB’s Form S-4. In this letter, SPACEHAB has reproduced your comments in bold, italics typeface, and has made its responses in normal typeface. SPACEHAB respectfully requests that the Staff provide its further comments at its earliest convenience.

Form S-4

General

Forward-Looking Statements, page iii

1.	We note the revisions made in response to our prior comment 5. The PSLRA specifically excludes statements, including forward-looking statements, made in connection with tender offers from the safe harbor provided by Section 27A of the Securities Act. See Section 27A(b)(2)(C) of the Securities Act. Your exclusion of “statements relating to the exchange offer and consent solicitation” from the meaning of “forward-looking statements” appears too limited. Revise to clarify that forward-looking statements made in connection with the offer are not within the safe harbor provided by the PSLRA.

Response: We have complied with this comment, please see page iii of the amended S-4.

Material U.S. Federal Income Tax Considerations, page 83

2.	The opinion provided by Haynes and Boone LLP indicates that the discussion under this heading is the opinion of counsel. Please revise the discussion accordingly to state that it is the opinion of counsel.

Response: We have complied with this comment, please see page 83 of the amended S-4.

SPACEHAB hereby acknowledges that:

•	SPACEHAB is responsible for the adequacy and accuracy of the disclosure in the Form S-4;

•	comments from the staff of the Securities and Exchange Commission (the “Staff”) or changes to disclosure in response to Staff comments in the Form S-4 do not foreclose the Securities and Exchange Commission from taking any action with respect to the Form S-4; and

•	SPACEHAB may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If this response does not adequately answer all of your questions, or if you have any further questions, please contact the undersigned and we will supply further detail as quickly as possible.

Sincerely,

/s/ Michael E. Kearney
Michael E. Kearney President and Chief Executive Officer